Recurring Fair Value Measurements (Details) - Iris - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets:
Cash and Investments held in Trust Account	$ 1,345,389	$ 2,016,274	$ 4,291,332
Restricted cash - held in Trust Account	702,359	739,195
Liabilities:
Warrant liability	379,315	357,400	376,444
Recurring
Assets:
Cash and Investments held in Trust Account	1,345,389	2,016,274	4,291,332
Restricted cash - held in Trust Account	702,359	739,195
Liabilities:
Derivative liability			2,202
Recurring | Public Warrants
Liabilities:
Warrant liability	207,000	207,000	207,690
Recurring | Private Warrants
Liabilities:
Warrant liability	172,315	150,400	168,754
Level 1 | Recurring
Assets:
Cash and Investments held in Trust Account	1,345,389	2,016,274	4,291,332
Restricted cash - held in Trust Account	702,359	739,195
Level 1 | Recurring | Public Warrants
Liabilities:
Warrant liability	207,000	207,000	207,690
Level 3 | Recurring
Liabilities:
Derivative liability			2,202
Level 3 | Recurring | Private Warrants
Liabilities:
Warrant liability	$ 172,315	$ 150,400	$ 168,754